Related Party Disclosures - Summary of Transactions Between Related Parties Amount (Details) - Other related parties - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Purchases of various goods and services from entities controlled by ATHOS KG	€ 1.4	€ 0.2	€ 0.3
Total	€ 1.4	€ 0.2	€ 0.3